IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 3,367	$ 4,588
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,181
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	53
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	569
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	564
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	137	1,066
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	84
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	53
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	146	193
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	145
Later than one months and not later than three months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	219	341
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	218
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	167	250
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	158
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	9
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	202	220
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	202
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	523	597
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	517
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	800	847
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	694
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	92
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	14
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,173	$ 1,074
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	163
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	474
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 536